Subsequent events (Details Narrative) - USD ($)	Aug. 02, 2023	Jul. 03, 2023	Jun. 05, 2023
Statement [Line Items]
Loan amount recieved from related party			$ 250,000
Events after reporting period [member]
Statement [Line Items]
Short term loan agreement		$ 1,000,000
Loan amount recieved from related party		$ 250,000
Events after reporting period [member] | Board of Directors [Member]
Statement [Line Items]
Private Placement, Description	a private placement of US $2.0 million for 2 million shares at the price of $1.00 per share with 500,000 warrants priced at $2.00